Jocelyn M. Arel 617.570.1067 jarel @goodwinprocter.com	Goodwin Procter LLP Counsellors at Law Exchange Place Boston, MA 02109 T: 617.570.1000 F: 617.523.1231

August 3, 2012

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attention: Pamela A. Long

Re:	BioAmber Inc.

Amendment No. 6 to the Registration Statement on Form S-1

Filed August 3, 2012

File No. 333-177917

Ladies and Gentlemen:

This letter is being furnished on behalf of BioAmber Inc. (the “Company”) in response to comments contained in the letter dated May 16, 2012 (the “Letter”) from Pamela A. Long of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) to Jean-François Huc, President and Chief Executive Officer of the Company, with respect to Amendment No. 5 to the Company’s Registration Statement on Form S-1 (File No. 333-177917) that was filed with the Commission on May 4, 2012 (the “Registration Statement”). The Company is concurrently filing Amendment No. 6 to the Company’s Registration Statement (“Amendment No. 6”), including the prospectus contained therein, which includes changes that reflect responses to the Staff’s comments.

The responses set forth below have been organized in the same manner in which the Commission’s comments were organized, and, unless otherwise indicated, all page references in the Company’s response are to Amendment No. 6 as marked. The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. Copies of this letter are being sent under separate cover to Erin K. Jaskot and Craig E. Slivka of the Commission.

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

August 3, 2012

For reference purposes, the text of the Letter has been reproduced herein with responses below each numbered comment. The Company has acknowledged to us that it is responsible for the accuracy and adequacy of the disclosures made in Amendment No. 6 and it has authorized this firm to respond to the Letter as follows:

General

Comment No. 1 State your election under Section 107(b) of the JOBS Act:

•

If you have elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b), include a statement that the election is irrevocable; or

•

If you have elected to use the extended transition period for complying with new or revised accounting standards under Section 102(b)(1), provide a risk factor explaining that this election allows you to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. Please state in your risk factor that, as a result of this election, your financial statements may not be comparable to companies that comply with public company effective dates. Include a similar statement in your critical accounting policy disclosures.

RESPONSE: The Company respectfully advises the Staff that the Company has elected to opt into the extended transition period for compliance with new or revised accounting standards pursuant to Section 107(b) of the Jumpstart Our Business Startups Act (the “JOBS Act”) and in response to the Staff’s comment, the Company has revised the Registration Statement on pages 37, 38, 39 and 70 to provide additional disclosures regarding the JOBS Act, including an expanded risk factor that states this election allows the Company to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies.

Financial Statements

Notes to the Financial Statements

Note 9. Property and Equipment

Comment No. 2 Please disclose the line item(s) in which you include depreciation and amortization. If you do not allocate depreciation and amortization to cost of goods sold, please tell us what consideration you gave to SAB Topic 11:B. As appropriate, please amend your registration statement in response to these comments. You may wish to provide us with marked copies of the amendment to expedite our review.

RESPONSE: The Company respectfully advises the Staff that it has revised the Registration Statement on pages F-32 and F-33 of Amendment No. 6 to address the Staff’s comment to clarify that depreciation of property and equipment and amortization of intangible assets are only included in the depreciation of property and equipment and amortization of intangible assets line item on its Consolidated Statements of Operations.

United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

August 3, 2012

The Company makes reference to ASC 330-10-30-1, which provides the primary basis of accounting for inventories is cost. As applied to inventories, cost means in principle the sum of the applicable expenditures and charges directly or indirectly incurred in bringing an article to its existing condition and location. The Company’s product is manufactured at the demonstration facility in France, which is owned by Agro-industrie Recherches et Développements (“ARD”). The only costs that are directly or indirectly related to bringing the product to its existing condition are the tolling fees charged by ARD, which are reflected in cost of goods sold. Depreciation of property and equipment and amortization of intangible assets are not directly or indirectly related to bringing the product to its existing condition and as a result are accounted for as operating expenses. However, once the Company-owned production facilities become operational, any related costs, including depreciation, will be included in inventories and cost of goods sold as applicable.

Per SAB Topic 11:B, if cost of sales or operating expenses exclude charges for depreciation, depletion and amortization of property, plant and equipment, the description of the line item should read, “Cost of goods sold (exclusive of items shown separately below).”

Based on the guidance provided in ASC 330-10-30-1, the Company did not include depreciation and amortization in cost of goods sold because they were not directly or indirectly related to bringing the product to its existing condition; therefore, SAB Topic 11:B is not applicable.

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United States Securities and Exchange Commission

Division of Corporation Finance

Attention: Pamela A. Long

August 3, 2012

If you require additional information, please telephone either Michael J. Minahan at (617) 570-1021 or the undersigned at (617) 570-1067.

Sincerely,

/s/ Jocelyn M. Arel
Jocelyn M. Arel

cc:	Jean-François Huc, BioAmber Inc.

Andrew Ashworth, BioAmber Inc.

Michael J. Minahan, Esq., Goodwin Procter LLP

Angelo Bracaglia, Deloitte & Touche LLP